Earnings Per Share - Computation of Basic and Diluted Earnings per Share of Common Stock (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss attributable to IGT PLC	$ (19,025)	$ (21,350)	$ (1,068,576)
Denominator:
Weighted-average shares - basic and diluted (in shares)	204,373	204,083	203,130
Net income (loss) attributable to IGT PLC per common share - basic and diluted (in dollars per share)	$ (0.09)	$ (0.10)	$ (5.26)